Details of Selected Balance Sheet Accounts - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials and purchased subassemblies	$ 20,011	$ 20,448
Work-in-process	1,032	1,146
Finished goods	8,111	7,953
Less reserve for excess and obsolete inventories	(15,024)	(15,039)
Inventories, net	$ 14,130	$ 14,508